Risk management (Details 10) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Shareholders Equity And Net Income Brgaap Vs Ifrs [Abstract]
Shareholders' equity attributed under to the Parent Brazilian GAAP		R$ 59,499,954	R$ 57,771,524	R$ 54,819,073
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	[1]	18,301	643	0
Reclassification of available-for-sale financial instruments	[2]	34,818	23,180	0
Impairment on loans and receivables	[3]	(71,091)	124,787	132,878
Category transfers	[4]	351,132	608,897	704,519
Deferral of financial fees, commissions and inherent costs under effective interest rate method	[5]	664,204	297,720	138,314
Reversal of goodwill amortization	[6]	26,592,852	25,122,573	23,344,320
Realization on purchase price adjustments	[7]	702,436	778,882	798,776
Recognition of fair value in the partial sale in subsidiaries	[8]	112,052	112,052	112,052
Option for Acquisition of Equity Instrument	[9]	(1,287,240)	(1,017,000)	(1,017,000)
Goodwill acquisition Santander Services (Santusa)	[10]	(298,978)	0	0
Others		332,267	263,797	367,290
Shareholders' equity attributed to the parent under IFRS		86,650,707	84,087,055	79,400,222
Non-controlling interest under IFRS		436,894	725,504	435,062
Shareholders' equity (including non-controlling interest) under IFRS		87,087,601	84,812,559	79,835,284
Net income attributed to the Parent under Brazilian GAAP		7,996,577	5,532,962	6,998,196
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	[1]	18,775	7,960	0
Reclassification of available-for-sale financial instruments	[2]	(46,160)	(39,234)	0
Impairment on loans and receivables	[3]	(195,878)	(8,091)	4,798
Category transfers	[4]	(219,829)	(45,314)	0
Deferral of financial fees, commissions and inherent costs under effective interest rate method	[5]	366,484	148,450	23,534
Reversal of goodwill amortization	[6]	1,470,279	1,755,750	2,783,507
Realization on purchase price adjustments	[7]	(76,446)	(76,247)	(75,962)
Option to Acquire Own Equity Instrument	[9]	(270,240)	0	0
Others		(119,498)	58,327	49,667
Net income attributed to the parent under IFRS		8,924,064	7,334,563	9,783,740
Non-controlling interest under IFRS		213,984	130,355	50,086
Net income (including non-controlling interest) under IFRS		R$ 9,138,048	R$ 7,464,918	R$ 9,833,826

[1]	Reclassification of financial instruments at fair value through profit or loss Under BRGAAP, all loans, financing and deposits are recorded at amortized cost. In IFRS, in accordance with IAS 39 'Financial Instruments: Recognition and Measurement', financial assets may be measured at fair value and included in the category 'Other financial assets at fair value through profit or loss', in order to eliminate or significantly reduce accounting mismatches ( accounting mismatch) of recognition or measurement derived from the measurement of assets or liabilities or from the recognition of gains or losses on these assets / liabilities on a number of bases, which are managed and their performances valued at fair value. Accordingly, the Bank classified loans, financing and deposits that meet these parameters as 'fair value through profit or loss', as well as certain debt instruments classified as 'available for sale' in BRGAAP. The Bank opted for this classification base in IFRS, since it eliminates an accounting mismatch in the recognition of revenues and expenses.
[2]	Reclassification of available-for-sale financial instruments According to the BRGAAP, the Bank registers some investments, for example, debt instruments initially measured at amortized cost and equity instruments at cost. At the time of this balance sheet, the management reviewed the managing strategy of its investments and according to Bacen Circular 3.068, the debt instruments were reclassified to 'trading' measured at fair value with changes in the income statement. According to the IFRS, the Bank is classifying this investments as available for sale measuring them at fair value with changes in 'other comprehensive income', in line with IAS 39 'Financial Instruments: Recognition and Measurement', which does not allow the reclassification of any financial instrument to fair value with changes in the income statement after the initial recognition.
[3]	Impairment on loans and receivables: The result refers to the adjustment resulting from the estimate of losses on the loan and receivables portfolio, which was determined based on the history of impairment and other circumstances known at the time of the evaluation, in accordance with guidance provided by IAS 39 'Financial Instruments: Recognition and Measurement'. These criteria differ in certain aspects from the criteria adopted under BRGAAP, which uses certain regulatory limits defined by the Central Bank. In the Financial Statements under IFRS, this effect considers the impact related to the provisions of certain debt instruments, which for the purposes of BRGAAP are treated as Securities.
[4]	Transfer of category The IAS 39 permits reclassification of the category 'available for sale' to 'held to maturity' and 'available for sale' to 'loans and receivables' at any time, provided that the entity has the intention and ability to hold the financial asset in this category. However, for the purpose of local books (BR GAAP), pursuant to art. 5 of BACEN Circular 3,068, the revaluation regarding the classification into categories of securities may only be made when preparing the half-yearly and the yearly financial statements. For purposes of IFRS financial statements of December 2015, Banco Santander reclassified some securities therefore on July 1, 2015 and to Brazilian GAAP purposes due to local requirements mentioned above such change occurred on December 31, 2015. Considering the measurement effect of other assets that composes different categories between the IFRS and BRGAAP.
[5]	Deferral of financial fees, commissions and other costs under effective interest rate method: Under IFRS, in accordance with IAS 39 'Financial Instruments: Recognition and Measurement', financial fees, commissions and other costs that are integral part of effective interest rate of financial instruments measured at amortized cost are recognized in the income statement over the term of the corresponding contracts. Under BRGAAP these fees and expenses are recognized directly as income when received or paid.
[6]	Reversal of goodwill amortization: Under BRGAAP, goodwill is amortized systematically over a period up to 10 years and additionally, the goodwill recorded is measured annually or whenever there is any indication that the asset may be impaired. Under IFRS, in accordance with IAS 38 'Intangible Assets', goodwill is not amortized, but instead, is tested for impairment, at least annually, and whenever there is an indication that the goodwill may be impaired; comparing its recoverable amount with its carrying value. The tax amortization of goodwill of Banco ABN Amro Real SA represents a difference between book and tax basis of a permanent nature and definitive as the possibility of future use of resources to settle a tax liability is considered remote by management, supported by the opinion of expert external advisors. The tax amortization of goodwill is permanent and definitive, and therefore does not apply to the recognition of a deferred tax liability in accordance with IAS 12, on temporary differences.
[7]	Realization on purchase price adjustments: As part of the allocation of the purchase price related to the acquisition of Banco Real, following the requirements of IFRS 3, the Bank has recognized the assets and liabilities of the acquiree to fair value, including identifiable intangible assets with finite lives. Under BRGAAP, in a business combination, the assets and liabilities are kept at their book value. This purchase price adjustment relates substantially to the following items: The allocation related to the value of assets in the loan portfolio. The initial recognition of value of the loans at fair value, adjustment to the yield curve of the loan portfolio in comparison to its nominal value, which is recognized by its average realization period. The amortization of the identified intangible assets with finite lives over their estimated useful lives.
[8]	Recognition of fair value in the partial disposal of investments in subsidiaries Under IFRS, in accordance with IFRS 10 'Consolidated Financial Statements' on partial disposal of a permanent investment, fair value is recognized over the remaining portion (Webmotors). Under BRGAAP, this type of operation, ongoing participation is registered by its book value.
[9]	Option for Acquisition of Equity Instrument Within the context of transaction, Banco Santander has granted to the members of Getnet S.A. and Banco Ole Consignado a put option over all shares of Getnet S.A. and Banco Ole Consignado held by them. The overall out in IAS 32, a financial liability was recognized for this commitment, with a specific charge in a heading in stockholders' equity in the amount of R$950 million and R$67 million, respectively. In 2017, an expense in the consolidated statements of income of R$164 million, was recognized in Getnet S.A. and Banco Ole Consignado.
[10]	Santander Servicos goodwill (Santusa) According to the IFRS, in line with IFRS 3 'Business Combination', when the owner acquires more shares or other equity instruments of an entity already controlled, it shall consider such amount as an equity reduction. According to the BRGAAP this amount shall be registered in the asset as goodwill or discount on the acquisition f the investment, which is the difference between the acquision cost and the equity amount of the shares.